Investments in Affiliates (Detail) (INR) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
HDFC Group | Computer Age Management Services Private Limited (''CAMS'')
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and Subsidiaries Ownership	31.20%
HDFC Group | Softcell Technologies Limited (''Softcell'')
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and Subsidiaries Ownership	26.00%
HDFC Group | International Asset Reconstruction Company Private Limited
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and Subsidiaries Ownership	29.40%
HDFC Group | Centillion Solutions and Services Private Limited
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and Subsidiaries Ownership	29.90%
Computer Age Management Services Private Limited (''CAMS'')
Investments in and Advances to Affiliates [Line Items]
Type of Business	Unit capital accounting and transfer agency services
HDFC Bank Ltd. and Subsidiaries Investment	11.1
HDFC Bank Ltd. and Subsidiaries Ownership	16.10%
Softcell Technologies Limited (''Softcell'')
Investments in and Advances to Affiliates [Line Items]
Type of Business	Business-to-business software services
HDFC Bank Ltd. and Subsidiaries Investment	30.3
HDFC Bank Ltd. and Subsidiaries Ownership	14.00%
International Asset Reconstruction Company Private Limited
Investments in and Advances to Affiliates [Line Items]
Type of Business	Business of securitization and asset reconstruction
HDFC Bank Ltd. and Subsidiaries Investment	311.7
HDFC Bank Ltd. and Subsidiaries Ownership	29.40%
Centillion Solutions and Services Private Limited
Investments in and Advances to Affiliates [Line Items]
Type of Business	Business of back office support services
HDFC Bank Ltd. and Subsidiaries Investment	1.5
HDFC Bank Ltd. and Subsidiaries Ownership	29.90%